Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
	Jun. 14, 2021	May 13, 2021	Apr. 28, 2021	Mar. 15, 2021	Feb. 19, 2021	Feb. 11, 2021	Jan. 27, 2021	Jun. 30, 2021	Jun. 30, 2020
Owners' Capital/Partners' Equity
Amount paid								$ 16,134	$ 47,885
Common units
Owners' Capital/Partners' Equity
Cash distribution declared			$ 0.01				$ 0.01
Amount paid		$ 485				$ 485
Preference units
Owners' Capital/Partners' Equity
Amount paid	$ 7,582			$ 7,582
Series A preference units
Owners' Capital/Partners' Equity
Cash distribution declared		$ 0.5390625			$ 0.5390625
Series B preference units
Owners' Capital/Partners' Equity
Cash distribution declared		0.5125			0.5125
Series C preference units
Owners' Capital/Partners' Equity
Cash distribution declared		$ 0.53125			$ 0.53125